Other Current Liabilities (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Cash Flow Hedge Liability at Fair Value	$ 15,200,000	$ 11,700,000
Insurance proceeds for claims submitted to cover cost	10,000,000
Clover Capital Acquisition [Member]
Business acquisition contingent consideration accrued liability	5,900,000	0
Sun Trust Acquisition [Member]
Fair value of future consideration payments liability, current	$ 4,000,000	$ 5,300,000